S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 27, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]	“Sponsor” means Cantor EP Holdings III, LLC, a Delaware limited liability company and a wholly owned subsidiary of Cantor.
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	Concurrently with the execution of the Business Combination Agreement, CAEP, AIR and the Sponsor entered into a sponsor support agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor agreed (i) to vote its CAEP Ordinary Shares at the Meeting in favor of the Business Combination Agreement, the Transactions and related matters, (ii) to vote its CAEP Ordinary Shares against any Alternative Transactions
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	CAEP Class A Ordinary Shares		CAEP Class B Ordinary Shares		Approximate Percentage of Outstanding CAEP Ordinary Shares
Name and Address of Beneficial Owner	Number of Shares Beneficially Owned	Approximate Percentage of Class	Number of Shares Beneficially Owned	Approximate Percentage of Class
Directors and Officers(1)
Brandon G. Lutnick(2)	580,000	2.1%	6,900,000	100%	21.3%
Jane Novak	—	—	—	—	—
Danny Salinas	—	—	—	—	—
Robert Hochberg	—	—	—	—	—
Eric Stone	—	—	—	—	—
All officers and directors as a group (4 individuals)	580,000	2.1%	6,900,000	100%	21.3%
Other 5% Shareholders
Cantor EP Holdings III, LLC(2)	580,000	2.1%	6,900,000	100%	21.3%
TD Securities Parties(3)	2,014,227	7.1%	—	—	5.7%
Meteora Capital, LLC(4)	2,783,768	9.9%	—	—	7.9%

(1)
Unless otherwise noted, the business address of each of the following entities or individuals is c/o Cantor Equity Partners III, Inc., 110 East 59th Street, New York, NY 10022.
(2)
Cantor is the sole member of the Sponsor; CFGM is the managing general partner of Cantor; and Brandon G. Lutnick is the controlling trustee of the trusts owning all of the voting shares of CFGM and the Chairman and Chief Executive Officer of CFGM and Cantor. As such, each of Cantor, CFGM and Brandon G. Lutnick may be deemed to have beneficial ownership of the CAEP Ordinary Shares held directly by the Sponsor. Each such entity or person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly. The principal business address of the Sponsor is 110 East 59th Street, New York, NY 10022.
(3)
According to a Schedule 13G filed on February 13, 2026 by TD Securities (USA) LLC (“TDS”), Toronto Dominion Holdings USA Inc. (“TDH”), TD Group US Holdings LLC (“TD GUS”) and Toronto Dominion Bank (“TD Bank”). TDS has the sole power to vote or direct the vote and the sole power to dispose or direct the disposition of 1,875,000 of these shares and TD Bank has the sole power to vote or direct the vote and the sole power to dispose or direct the disposition of 139,227 of these shares. TDH is the sole owner of TDS. TD GUS is the sole owner of TDH. TD Bank is the sole owner of TD GUS. TDH, TD GUS and TD Bank may be deemed to hold an indirect interest in the shares reported herein by TDS by virtue of their ownership of TDS. The address of the principal office of TDS and TDH is One Vanderbilt Avenue, New York, New York 10017. The address of the principal office of TD GUS is 251 Little Falls Drive, Wellington, Delaware 19808. The address of the principal office of TD Bank is Toronto-Dominion Centre, 66 Wellington Street West, 12th Floor, TD Tower, Toronto, Ontario, Canada M5K 1A2.
(4)
According to a Schedule 13G/A filed on February 13, 2026, by Meteora Capital, LLC. The business address of the reporting person is 1200 N Federal Hwy, #200, Boca Raton FL 33432.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

The Sponsor and CAEP’s executive officers and directors have agreed to waive their redemption rights with respect to any CAEP Ordinary Shares they may hold in connection with the consummation of the Business Combination, and such shares will be excluded from the pro rata calculation used to determine the per-share redemption price.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Persons Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
CAEP Founder Shares (and the Pubco Ordinary Shares received by the Sponsor in exchange therefore in the Cayman Merger)	Sponsor

The earlier of (a) six (6) months after the Cayman Closing Date; and (b) the date on which (i) Pubco consummates a liquidation, merger, share exchange, reorganization or other similar transaction after the Closing which results in all of Pubco’s shareholders having the right to exchange their Pubco Ordinary Shares for cash, securities or other property, (ii) Pubco sells, leases, assigns, transfers, licenses or otherwise disposes of substantially all of its assets, (iii) a Schedule 13D or Schedule 13G report is filed disclosing that any person or group has become the beneficial owner of the outstanding Public Shares representing 50% or more of the voting power of Pubco, (iv) Pubco engages in a “going private” transaction, or (v) Pubco Ordinary Shares are no longer listed on a national securities exchange (each, a “Sponsor Early Release Event”).

Transfers permitted (a) to CAEP’s officers or directors, any current or future affiliates or family members of any of such officers or directors, any current or future affiliate of the Sponsor or to any member(s), officers, directors or employees of the Sponsor of any of its current or future affiliates, or as a gift to a charitable organization, (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, any current or future affiliate of such individual; (c) to a charitable organization; (d) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of an initial Business Combination at prices no greater than the price at which the shares were originally purchased; (f) in the event of CAEP’s liquidation prior to the completion of an initial Business Combination; or (g) by virtue of the laws of Delaware or the Sponsor’s limited liability company agreement upon dissolution of the Sponsor; provided, however, that these permitted transferees must enter into a written agreement agreeing to be bound by these same transfer restrictions (each of (a) through (g) is a “Permitted Transferee”). In addition, the Sponsor, its Affiliates and their Permitted Transferees are permitted to grant liens over such Pubco Ordinary Shares to secure obligations arising under or in connection with bona fide financial facilities entered into by Sponsor, its Affiliates or any Permitted Transferee.

Sponsor Earnout Shares	Sponsor	Same as clause (a) above, but also subject to the earlier of the date on which (i) the Sponsor Earnout Conditions are satisfied and (ii) a Sponsor Early Release Event occurs.	Same as above.
CAEP Private Placement Shares (and the Pubco Ordinary Shares received in exchange therefore in the Cayman Merger)	Sponsor	None.	Not applicable.

AIR Ordinary Shares (and the Pubco Ordinary Shares received in exchange therefore in the Jersey Merger)	AIR Shareholders

The earlier of (a) six (6) months from the date of the Jersey Closing and (b) the date on which Pubco consummates a merger, consolidation or reorganization with or into another person which results in the holders of Pubco Ordinary Shares having the right to receive cash or registered publicly listed securities with a per Pubco Ordinary Share consideration equal to or exceeding $12.50 per share (each, an "AIR Early Release Event").

Transfers permitted (a) to Pubco’s officers or directors; (b) to any Affiliate or family member of the relevant AIR Shareholder; (c) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, any current or future affiliate of such individual; (d) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (e) in the case of an individual, pursuant to a qualified domestic relations order; or (f) in the event of Pubco’s liquidation; provided, however, that these permitted transferees must enter into a written agreement agreeing to be bound by these same transfer restrictions. In addition, Transfers are permitted to grant liens over such Pubco Ordinary Shares to secure obligations arising under or in connection with financial facilities entered into by the relevant AIR Shareholder, its Affiliates or any transferee permitted in (a) through (f) above.

AIR Earnout Shares	AIR Shareholders	Same as clause (a) above, but also subject to the earlier of the date on which (i) the AIR Earnout Conditions are satisfied and (ii) an AIR Early Release Event occurs.	Same as above.

SPAC Sponsor, Conflicts of Interest [Table Text Block]	What interests do the Sponsor, CAEP’s directors and executive officers and their Affiliates have in the Business Combination?

A: When Public Shareholders consider the recommendation of the CAEP Board in favor of approval of the Business Combination and other Proposals, Public Shareholders should keep in mind that the Sponsor and CAEP’s directors and officers have interests in the Proposals that are different from or in addition to (and which may conflict with), the interests of a Public Shareholder as a CAEP Shareholder. These interests include, among other things:

•
As of the date hereof, the Sponsor is the record holder of 6,900,000 CAEP Founder Shares and 580,000 CAEP Private Placement Shares. The following persons have material interests in the Sponsor: Cantor is the sole member of the Sponsor; CFGM is the managing general partner of Cantor; and Brandon G. Lutnick is the controlling trustee of the trusts owning all of the voting shares of CFGM and the Chairman and Chief Executive Officer of CFGM and Cantor. As of the date hereof, each of Cantor, CFGM and Brandon G. Lutnick may be deemed to have beneficial ownership of the CAEP Ordinary Shares held directly by the Sponsor. Each such entity or person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly. As of the date hereof, other than Brandon G. Lutnick (as described above) and Danny Salinas (who has a minority limited partnership interest in Cantor), none of CAEP’s other directors or executive officers has a direct or indirect ownership interest in the Sponsor and none of CAEP’s directors or executive officers has beneficial ownership of the CAEP Ordinary Shares held directly by the Sponsor;
•
The Sponsor paid $25,000, or approximately $0.004 per share, for the 6,900,000 CAEP Founder Shares, and $5,800,000, or $10.00 per share, for the 580,000 CAEP Private Placement Shares. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed to surrender, for no consideration, which CAEP will cancel, 3,400,000 CAEP Founder Shares immediately prior to, and subject to the consummation of, the Cayman Merger, resulting in the Sponsor owning 3,500,000 CAEP Founder Shares immediately after such surrender. As of December 31, 2025, the aggregate value of shares held by the Sponsor is estimated to be approximately $41.6 million, assuming the per share value of the shares is the same as the $10.20 closing price of the CAEP Class A Ordinary Shares on Nasdaq on December 31, 2025. As a result, the Sponsor may be able to recover its investment in CAEP and realize a profit even if the value of Pubco Ordinary Shares declines following Closing;
•
The 6,900,000 CAEP Founder Shares and 580,000 CAEP Private Placement Shares held by the Sponsor and purchased by the Sponsor for $5,825,000 will be worthless if a business combination is not consummated by CAEP by the end of the Combination Period;
•
Pursuant to the Insider Letter, the Sponsor agreed that, subject to limited exceptions, the 580,000 CAEP Private Placement Shares it holds will not be sold or transferred until 30 days after CAEP has completed a business combination and that the 6,900,000 CAEP Founder Shares it holds will not be sold or transferred until the earlier of (a) the one-year anniversary of CAEP’s initial business combination, (b) subsequent to CAEP’s initial business combination, (i) if the last reported sale price of the CAEP Class A Ordinary Shares equals or (ii) exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after CAEP’s initial business combination, and (c) the date on which CAEP completes certain material transactions that result in all of its shareholders having the right to exchange their shares for cash, securities or other property. The Sponsor Support Agreement supersedes the lock-up provided for in the Insider Letter and provides that the lock-up will apply to the Post-Combination Founder Shares until the earlier of (x) six months after the Cayman Closing Date and (y) an early release event as set forth in the Sponsor Support Agreement;
•
Pursuant to the Sponsor Support Agreement, the Sponsor has agreed that 1,500,000 of the Post-Combination Founder Shares will be subject to the Sponsor Earnout Conditions;
•
CF&Co., an affiliate of the Sponsor and Cantor, is a party to the CF&Co. M&A Engagement Letter, pursuant to which CAEP has engaged CF&Co. as its exclusive financial advisor in connection with the Transactions. For the services provided thereto, CF&Co. will receive a cash fee at Closing equal to approximately $24.235 million, being equal to 1.5% of the enterprise value of AIR less $2 million, which fee will be reduced by an amount equal to the lesser of (a) $1.98 million and (b) the product of: (i) 5.5%, (ii) $10.00 and (iii) the number of Public Shares redeemed in connection with the Transactions. In addition, CF&Co. previously entered into the Business Combination Marketing Agreement, pursuant to which CF&Co. will receive a $10.38 million cash fee at Closing. Payment of the foregoing fees are contingent on Closing;
•
The Sponsor and CAEP’s officers and directors have agreed not to redeem any CAEP Ordinary Shares held by them in connection with a shareholder vote to approve a proposed business combination, including the Business Combination;
•
The CAEP Memorandum and Articles provide that, to the fullest extent permitted by applicable law: (a) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as CAEP; and (b) CAEP renounces any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and CAEP, on the other. In the course of their other business activities, CAEP’s officers and directors may have, or may become aware of, other investment and business opportunities which may be appropriate for presentation to CAEP as well as the other entities with which they are affiliated. CAEP’s management has pre-existing fiduciary duties and contractual obligations and if there is a conflict of interest in determining to which entity a particular business combination opportunity should be presented, any pre-existing fiduciary obligation will be presented the business combination opportunity before CAEP is presented with it. CAEP does not believe that the pre-existing fiduciary duties or contractual obligations of its officers and directors materially impacted its search for an acquisition target;
•
CAEP has until the end of the Combination Period to consummate a business combination. If the Business Combination with Pubco and AIR is not consummated and CAEP does not consummate another business combination by the end of the Combination Period, CAEP will cease all operations except for the purpose of winding up, redeeming 100% of the issued and outstanding Public Shares for cash and, subject to the approval of its remaining shareholders and the CAEP Board, dissolving and liquidating, subject in each case above to CAEP’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the 6,900,000 CAEP Founder Shares and 580,000 CAEP Private Placement Shares held by the Sponsor would be worthless because the Sponsor has waived its right to participate in any redemption or distribution with respect to such CAEP Ordinary Shares, and CF&Co. will not receive any of the fees described above;
•
CAEP has issued the Sponsor Loan to the Sponsor in respect of the up to $1,750,000, in loans the Sponsor has made, and will make, to CAEP to fund CAEP’s expenses relating to investigating and selecting an acquisition target and other working capital requirements. The Sponsor Loan does not bear interest and is repayable by CAEP to the Sponsor upon consummation of a business combination; provided that, at the Sponsor’s option, at any time on or prior to the consummation of the Business Combination, all or any portion of the amount outstanding under the Sponsor Loan may be converted into CAEP Class A Ordinary Shares at a conversion price of $10.00 per share. Otherwise, the Sponsor Loan would be repaid only out of funds held outside of the Trust Account. As of December 31, 2025, CAEP had $311,783 outstanding under the Sponsor Loan. If the Business Combination or another business combination is not consummated by the end of the Combination Period, the Sponsor Loan may not be repaid to the Sponsor, in whole or in part. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed that upon consummation of the Business Combination, all the amounts owed by CAEP to it under the Sponsor Loan will be repaid in the form of newly issued CAEP Class A Ordinary Shares, rather than in cash, at $10.00 per share;
•
CAEP has also issued the Sponsor Note to the Sponsor in respect of the up to $4,140,000 in loans that the Sponsor may make to CAEP in connection with each Redemption Event, such that an amount equal to $0.15 redeemed per Public Share in connection with the applicable Redemption Event will be added to the Trust Account and paid to the holders of the applicable redeemed Public Shares on such Redemption Event. The Sponsor Note does not bear interest and is repayable by CAEP to the Sponsor; provided that, at the Sponsor’s option, at any time on or prior to the consummation of the Business Combination, all or any portion of the amount outstanding under the Sponsor Note may be converted into CAEP Class A Ordinary Shares at a conversion price of $10.00 per share. If CAEP is unable to consummate the Business Combination, the Sponsor Note would be repaid only out of funds held outside of the Trust Account. As of December 31, 2025, CAEP did not have any accounts outstanding under the Sponsor Note.
•
If CAEP is unable to complete a business combination by the end of the Combination Period and to the extent there are claims by a third party for services rendered or products sold to CAEP or by a prospective acquisition target with which CAEP has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, in each case, reduce the amount of redemption amount to below the lesser of (a) the sum of (i) $10.00 per Public Share and (ii) $0.15 per redeemed Public Share pursuant to the funding of the Sponsor Note in connection with a Redemption Event, and (b) the sum of (i) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, and (ii) $0.15 per redeemed Public Share pursuant to the funding of the Sponsor Note in connection with a Redemption Event, then the Sponsor may be liable to CAEP pursuant to the Insider Letter, provided that such liability will not apply to any claims by a third party or prospective acquisition target who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under CAEP’s indemnity of the underwriters of the CAEP IPO against certain liabilities, including liabilities under the Securities Act not to claims brought by CAEP’s public auditor;
•
The Sponsor, CAEP’s officers and directors and their Affiliates are entitled to reimbursement for any out-of-pocket expenses incurred by them in connection with certain activities on CAEP’s behalf, such as identifying, investigating, negotiating and completing a business combination. If CAEP does not complete a business combination by the end of the Combination Period, CAEP may not have the cash necessary to reimburse these expenses. As of December 31, 2025, none of the Sponsor, CAEP’s officers and directors or their Affiliates has incurred any such expenses which would be reimbursed at Closing; and
•
CAEP’s officers and directors will be eligible for continued indemnification and continued coverage under a tail policy for CAEP’s directors’ and officers’ liability insurance policy for up to a six-year period from and after Closing for events occurring prior to Closing, which tail policy is to be paid for by Pubco at Closing pursuant to the Business Combination Agreement. If the Business Combination does not close, CAEP’s officers and directors may not receive this tail insurance coverage.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which CAEP’s directors and officers currently have fiduciary duties or contractual obligations or other material management relationships that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Brandon G. Lutnick	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chairman and Chief Executive Officer
	Cantor Equity Partners I, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners II, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners VI, Inc.	Blank check company	Chairman and Chief Executive Officer
	BGC Group, Inc.	Public company — financial services	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chairman

Jane Novak	Cantor Fitzgerald, L.P.(1)	Financial holding company	Managing Director
	Cantor Equity Partners I, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners II, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners VI, Inc.	Blank check company	Chief Financial Officer

Danny Salinas	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chief Financial Officer
	Cantor Equity Partners I, Inc.	Blank check company	Director
	Cantor Equity Partners II, Inc.	Blank check company	Director
	Cantor Equity Partners IV, Inc.	Blank check company	Director
	Cantor Equity Partners V, Inc.	Blank check company	Director
	Cantor Equity Partners VI, Inc.	Blank check company	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chief Financial Officer and Treasurer

Robert Hochberg	Numeric Computer Systems, Inc.	Global software company	President and Chief Executive Officer
	Lightwave Acquisition Corp.	Blank check company	Director
	Cantor Equity Partners VI, Inc.	Blank check company	Director

Eric Stone	Iridian Asset Management LLC	Financial services company	Partner and Portfolio Manager

(1)
Includes direct and indirect subsidiaries of Cantor Fitzgerald, L.P. including entities that are not wholly-owned, directly or indirectly, by Cantor Fitzgerald, L.P.